Financial Instruments - Debt (Details) - MXN ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Carrying value	$ 257,557	$ 256,299	$ 232,897	$ 285,058
Bank loans and notes payables
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Carrying value	147,666	148,204
Fair value	$ 137,836	$ 132,174